Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables.
Schedule of trade and other receivables

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Collaboration receivables	3,358	—
Prepayments	2,627	2,410
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	313	835
Total	6,800	3,747